Loss Per Share - Schedule of Weighted Average Number of Shares Used as Denominator (Details) (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loss per share (cents per share)
Number of options outstanding excluded from calculation diluted earnings per share	553,000,000	114,250,000	55,102,778